SEGMENTED INFORMATION (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segmented information
Revenues	CAD 11,300	CAD 10,185	CAD 8,797
Income from Equity Investments (Note 8)	440	522	597
Plant operating costs and other	(3,250)	(2,973)	(2,674)
Commodity purchases resold	(2,237)	(1,836)	(1,317)
Property taxes	(517)	(473)	(445)
Depreciation and amortization	(1,765)	(1,611)	(1,485)
Asset impairment charges	(3,745)	0	0
Gain (Loss) on assets held for sale	(125)	117	0
Segmented earnings/(losses)	101	3,931	3,473
Interest expense	(1,370)	(1,198)	(985)
Interest income and other	163	91	34
(Loss)/Income before Income Taxes	(1,106)	2,824	2,522
Income tax expense	(34)	(831)	(611)
Net (Loss)/Income	(1,140)	1,993	1,911
Net income attributable to non-controlling interests	(6)	(153)	(125)
Net (Loss)/Income Attributable to Controlling Interests	(1,146)	1,840	1,786
Preferred share dividends	(94)	(97)	(74)
Net (Loss)/Income Attributable to Common Shares	(1,240)	1,743	1,712
Capital spending
Capital expenditures	3,918	3,489	4,264
Capital projects in development	511	848	488
Payments to Acquire Productive Assets	4,429	4,337	4,752
Assets	64,483	58,525
GEOGRAPHIC INFORMATION
Revenues	11,300	10,185	8,797
Plant, Property and Equipment (Note 7)	44,817	41,774
Canada
GEOGRAPHIC INFORMATION
Plant, Property and Equipment (Note 7)	19,287	19,191
Canada - domestic
Segmented information
Revenues	3,877	3,956	4,659
GEOGRAPHIC INFORMATION
Revenues	3,877	3,956	4,659
Canada - export
Segmented information
Revenues	1,292	1,314	997
GEOGRAPHIC INFORMATION
Revenues	1,292	1,314	997
United States
Segmented information
Revenues	5,872	4,718	3,029
GEOGRAPHIC INFORMATION
Revenues	5,872	4,718	3,029
Plant, Property and Equipment (Note 7)	21,899	20,098
Mexico
Segmented information
Revenues	259	197	112
GEOGRAPHIC INFORMATION
Revenues	259	197	112
Plant, Property and Equipment (Note 7)	3,631	2,485
Corporate
Segmented information
Plant operating costs and other	(270)	(127)	(108)
Depreciation and amortization	(31)	(23)	(16)
Segmented earnings/(losses)	(301)	(150)	(124)
Capital spending
Capital expenditures	64	46	50
Payments to Acquire Productive Assets	64	46	50
Assets	1,807	1,109
GEOGRAPHIC INFORMATION
Plant, Property and Equipment (Note 7)	185	152
Natural Gas Pipelines | Operating segments
Segmented information
Revenues	5,383	4,913	4,497
Income from Equity Investments (Note 8)	179	163	145
Plant operating costs and other	(1,736)	(1,501)	(1,405)
Property taxes	(349)	(334)	(329)
Depreciation and amortization	(1,132)	(1,063)	(1,027)
Gain (Loss) on assets held for sale	(125)	9
Segmented earnings/(losses)	2,220	2,187	1,881
Capital spending
Capital expenditures	2,466	1,768	1,776
Capital projects in development	233	368	245
Payments to Acquire Productive Assets	2,699	2,136	2,021
Assets	31,072	27,103
GEOGRAPHIC INFORMATION
Revenues	5,383	4,913	4,497
Plant, Property and Equipment (Note 7)	23,317	20,204
Natural Gas Pipelines | Operating segments | Mexico
GEOGRAPHIC INFORMATION
Plant, Property and Equipment (Note 7)	3,623	2,486
Liquids Pipelines | Operating segments
Segmented information
Revenues	1,879	1,547	1,124
Plant operating costs and other	(478)	(426)	(328)
Property taxes	(79)	(62)	(44)
Depreciation and amortization	(266)	(216)	(149)
Asset impairment charges	(3,686)
Segmented earnings/(losses)	(2,630)	843	603
Capital spending
Capital expenditures	1,012	1,469	2,286
Capital projects in development	278	480	243
Payments to Acquire Productive Assets	1,290	1,949	2,529
Assets	16,046	16,116
GEOGRAPHIC INFORMATION
Revenues	1,879	1,547	1,124
Plant, Property and Equipment (Note 7)	14,186	14,928
Energy | Operating segments
Segmented information
Revenues	4,038	3,725	3,176
Income from Equity Investments (Note 8)	261	359	452
Plant operating costs and other	(766)	(919)	(833)
Commodity purchases resold	(2,237)	(1,836)	(1,317)
Property taxes	(89)	(77)	(72)
Depreciation and amortization	(336)	(309)	(293)
Asset impairment charges	(59)
Gain (Loss) on assets held for sale		108
Segmented earnings/(losses)	812	1,051	1,113
Capital spending
Capital expenditures	376	206	152
Payments to Acquire Productive Assets	376	206	152
Assets	15,558	14,197
GEOGRAPHIC INFORMATION
Revenues	4,038	3,725	CAD 3,176
Plant, Property and Equipment (Note 7)	CAD 7,129	CAD 6,490